Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Total revenue	$ 4,831,567	$ 4,282,515	$ 16,675,393	$ 9,834,778
Operating expenses
General and administrative expenses	2,873,343	1,801,659	9,476,287	5,467,642
Debt extinguishment loss	728,278		16,105
Depreciation and amortization	367,197	298,492	1,252,539	596,124
Total operating expenses	7,694,072	5,287,454	23,866,409	13,352,916
Loss from operations	(2,862,505)	(1,004,939)	(7,191,016)	(3,518,138)
Other income (expenses):
Loss on debt modification			(927,054)
Beneficial conversion feature			(4,137,261)
Other income (expenses):
Interest income	2	1	21	1,021
Interest expense	(559,289)	(545,435)	(2,538,710)	(1,425,260)
Other income		11,424	1,134	357
Total other expenses	(559,287)	(534,010)	(7,601,870)	(1,423,882)
Loss before income taxes	(3,421,792)	(1,538,949)	(14,792,886)	(4,942,020)
Benefit for income taxes				30,094
Net loss	(3,421,792)	(1,538,949)	(14,792,886)	(4,911,926)
Dividend on convertible series A preferred stock	(214,520)		(271,245)
Net loss attributable to class A and B common stockholders	(3,636,312)	(1,538,949)	(15,064,131)	(4,911,926)
Service
Total revenue	3,545,599	3,072,885	11,879,934	7,032,800
Operating expenses
Cost of service revenue (exclusive of depreciation and amortization, shown separately below)	2,709,147	2,307,903	9,700,963	5,308,104
Product
Total revenue	1,285,968	1,209,630	4,795,459	2,801,978
Operating expenses
Cost of service revenue (exclusive of depreciation and amortization, shown separately below)	$ 1,016,107	$ 879,400	$ 3,420,515	$ 1,981,046
Class A and B Common Shares
Weighted average shares outstanding per Class A and B common shares:
Basic (in Shares)	405,484	52,705	4,323,925	4,308,602
Basic (in Dollars per share)	$ (8.97)	$ (29.2)	$ (3.48)	$ (1.14)